Derivative Contract Information - Fund's OTC Derivative Assets and Liabilities (Detail) - Over-the-Counter ("OTC") [Member] - Gold Delivery Agreement [Member] - USD ($) $ in Thousands	Mar. 31, 2018	Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amounts of Assets and Liabilities Presented in the Statement of Financial Condition, Assets	$ 0	$ 0
Gross Amounts of Assets and Liabilities Presented in the Statement of Financial Condition, Liabilities	0	0
SPDR Long Dollar Gold Trust [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amounts of Assets and Liabilities Presented in the Statement of Financial Condition, Assets	0	0
Gross Amounts of Assets and Liabilities Presented in the Statement of Financial Condition, Liabilities	$ 0	$ 0